FINANCIAL INSTRUMENTS AND RELATED RISK MANAGEMENT - Disclosure of Detailed Information About Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Marketable securities	$ 34,528	$ 26,486
Carrying value [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	34,528	26,486
Level 1 of fair value hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	33,426	22,531
Level 2 of fair value hierarchy [Member]
Disclosure of detailed information about financial instruments [line items]
Marketable securities	$ 1,102	$ 3,955